PROPERTY, PLANT AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 11,524,981	$ 10,899,049	$ 7,994,638
Construction in progress	29,576,864	34,969,529
Buildings was secured for note payable	9,100,000
Impairment	$ 2,723,248